Other information - Provisional and definitive price allocation of the net assets acquired (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other information
Current assets	€ 486	€ 408	€ 147
Property, plant and equipment	2,586
Goodwill	33	25	482
Current and non-current liabilities	(1,825)	(622)	(366)
Net effects of investments	2,056	1,680	1,221
Total purchase price	2,060	1,432	1,667
Non-controlling interests	€ (1)	(2)	€ (15)
HLS Bonete PV SLU and HLS Bonete Topco SLU | Provisional allocation
Other information
Current assets		2
Property, plant and equipment		70
Goodwill		6
Current and non-current assets		37
Cash and cash equivalent (Net borrowings)		18
Current and non-current liabilities		(15)
Total purchase price		118
HLS Bonete PV SLU and HLS Bonete Topco SLU | Definitive allocation
Other information
Current assets		2
Property, plant and equipment		70
Goodwill		8
Current and non-current assets		35
Cash and cash equivalent (Net borrowings)		18
Current and non-current liabilities		(15)
Total purchase price		118
Novamont SpA | Provisional allocation
Other information
Current assets		195
Property, plant and equipment		255
Goodwill		19
Current and non-current assets		557
Cash and cash equivalent (Net borrowings)		(207)
Current and non-current liabilities		(188)
Total purchase price		631
Novamont SpA | Definitive allocation
Other information
Current assets		195
Property, plant and equipment		255
Goodwill		24
Current and non-current assets		552
Cash and cash equivalent (Net borrowings)		(207)
Current and non-current liabilities		(188)
Total purchase price		€ 631